Victory Science & Technology Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P North American Technology Sector Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	36.08%	21.06%	20.70%
S&P Composite 1500 Health Care Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.81%	7.69%	9.18%
Lipper Science & Technology Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	26.52%	15.92%	16.18%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	30.58%	9.69%	12.48%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	30.58%	8.61%	10.08%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.10%	7.57%	9.40%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	22.68%	8.09%	11.51%